Completed Mergers (Details Textual) - Merger Agreement [Member]		6 Months Ended
	Apr. 30, 2014	Jun. 30, 2015
Business Acquisition [Line Items]
Date of acquisition agreement	Apr. 30, 2014
Name of acquired entity	Quartet Merger Corp.
Description of acquired entity		Quartet Merger Corp. (''Quartet''), Quartet Merger Sub Ltd. (''Merger Sub''), Bulk Partners' (at the time, Pangaea Logistics Solutions Ltd.), and the security holders of Bulk Partners (''Signing Holders''), which contemplated (i) Quartet merging with and into the Company, with the Company surviving such merger as the publicly-traded entity and (ii) Merger Sub merging with and into Bulk Partners with Bulk Partners surviving such merger as a wholly-owned subsidiary of the Company (collectively, the ''Merger'').